Software, Net (Tables)	12 Months Ended
Mar. 31, 2023
Software Net [Abstract]
Schedule of Software, Net
	Estimated	As of March 31,
	Useful Life	2022	2023	2023
	(in years)	(INR)	(INR)	(US$)
	(In million)
Software licenses and related implementation costs	3 Years	169	166	2.0
Less: Accumulated amortization		161	165	2.0
Total		8	1	0.0